FI - Carrying value and fair value not held at fair value (Details 16) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		SFr 40,793	SFr 26,237
Loans		7,358	2,458
Other assets		8,947	3,758
Prior period reclassification adjustment	[1]	133,900
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		14,133	356
Short-term borrowings		6,783	4,012
Long-term debt		57,919	32,874
Other liabilities		2,286	1,500
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		18,005	20,977
Investment securities		921	1,416
Loans		256,825	210,132
Other assets		91,451	148,197
Financial liabilities
Due to banks and deposits		243,506	208,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		6,238	598
Short-term borrowings		7,705	43,625
Long-term debt		92,742	95,610
Other liabilities		8,551	7,470
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		18,005	20,977
Investment securities		911	1,407
Loans		253,778	206,829
Other assets		91,272	148,256
Financial liabilities
Due to banks and deposits		243,410	208,563
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		6,238	598
Short-term borrowings		7,703	43,625
Long-term debt		86,962	97,435
Other liabilities		8,507	7,475
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Investment securities		911	1,246
Loans		0	0
Other assets		68,104	125,252
Financial liabilities
Due to banks and deposits		149,696	108,417
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Short-term borrowings		0	0
Long-term debt		0	0
Other liabilities		0	0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		18,005	20,977
Investment securities		0	161
Loans		107,101	66,697
Other assets		20,246	12,571
Financial liabilities
Due to banks and deposits		93,714	100,146
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		6,238	598
Short-term borrowings		7,703	43,625
Long-term debt		73,596	94,343
Other liabilities		7,984	7,269
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Investment securities		0	0
Loans		146,677	140,132
Other assets		2,922	10,433
Financial liabilities
Due to banks and deposits		0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Short-term borrowings		0	0
Long-term debt		13,366	3,092
Other liabilities		SFr 523	SFr 206

[1]	Credit Suisse has aligned the fair value levelling of the Swiss accrual loan book to that of UBS, resulting in a reclassification of CHF 133.9 billion from level 2 to level 3.